CASH AND CASH EQUIVALENTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 54,814,125	$ 33,157,356	$ 11,937,941	$ 5,672,551
Reconciliation of loss before income tax to net cash flows from operations
Net loss	(35,348,675)	(21,843,646)	(17,444,754)
Adjustment for non-cash income and expense items
Share-based payments expense	9,568,191	3,791,541	2,589,413
Amortization of right-of-use assets	793,981	521,099	249,387
Amortization of intangibles	768,128	0	0
Depreciation of property, plant and equipment	716,147	124,752	177,147
Net foreign exchange (gain)/loss	(1,347,413)	48,588	(354,772)
Loss on derecognition of financial asset	0	0	250,000
Loss on disposal of property, plant and equipment	260,569	16,353	0
Impairment loss	0	198,750	0
Changes in assets and liabilities
Receivables and prepayments	1,121,984	(2,073,615)	(650,067)
Increase/(decrease) in payables and provisions	1,669,403	609,115	(680,748)
Net cash flows used in operating activities	$ (21,797,685)	$ (18,607,063)	$ (15,864,394)